Stockholders' Deficit (Details)									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 04, 2023 shares	Apr. 05, 2022 shares	Aug. 13, 2021 shares	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Jul. 08, 2021 USD ($) $ / shares shares	Apr. 12, 2021 USD ($) shares	Oct. 09, 2020 shares	Oct. 27, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 23, 2021 USD ($) $ / shares shares	Aug. 31, 2022 shares	Aug. 31, 2021 shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Aug. 16, 2022 shares	Nov. 30, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized																	1,000,000			1,000,000		1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																	$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares issued
Temporary equity, shares issued																						1,687,664
Temporary equity, shares outstanding																	1,687,664
Aggregate shares redeemed	282,720
Aggregate redemption amount (in Dollars) | $																		$ 20,100,000
Common stock per share (in Dollars per share) | $ / shares																						$ 10
Preferred stock, shares outstanding
Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized																						1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																						$ 0.0001
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock per share (in Dollars per share) | $ / shares																						$ 0.001
Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized															5,000,000				5,000,000		5,000,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Common stock, shares authorized															800,000,000				800,000,000		800,000,000
Common stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Common shares, shares issued															799,141,770				687,196,478		393,742,663
Common stock, shares outstanding															799,141,770				687,196,478		393,742,663
Issuance of common stock (in Dollars) | $															$ 0
Debt instrument interest rate																								6.00%
Number of shares															7
Conversion of stock, shares		5	19,200
Number of shares converted								196,394,100
Debt conversion amount (in Dollars) | $				$ 12,820.83	$ 24,418.89	$ 15,620.83	$ 63,692		$ 41,317	$ 53,054.86	$ 71,855.2	$ 25,842.22				$ 125,673			$ 3,900,000
Debt, conversion of shares				7,137,037	13,593,388	8,695,727	35,455,872		23,000,000	29,534,319	40,000,000	14,385,720
Common stock issued in conversion		31,415,400	125,692,224
Ownership percentage			100.00%
Common stock per share (in Dollars per share) | $ / shares				$ 0.00179638	$ 0.00179638	$ 0.00179638			$ 0.00179638	$ 0.00179638	$ 0.00179638	$ 0.00179638
Common stock conversion percentage																			12.48%
Deemed dividends (in Dollars) | $																			$ 4,300,000
Unique Logistics International, Inc. [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Convertible preferred stock, shares															67,963,732
Conversion of stock, shares													43,981,560		43,981,560				31,415,400
Number of shares converted														125,692,224					125,692,224		196,394,100
Class A Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized																	100,000,000			100,000,000		100,000,000
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001			$ 0.0001		$ 0.0001
Common stock vote																	one
Temporary equity, shares issued																						1,970,384
Temporary equity, shares outstanding																	1,970,384			27,600,000		1,687,664	282,720
Aggregate shares redeemed																	25,629,616
Common shares, shares issued
Common stock, shares outstanding
Redemption price per share (in Dollars per share) | $ / shares																	$ 10.23			$ 10		$ 10.4
Aggregate redemption amount (in Dollars) | $																		$ 259,100,000
Issuance of common stock (in Dollars) | $																				$ 13,270,637
Common stock per share (in Dollars per share) | $ / shares																						$ 0.0001
Common Class A Subject To Redemption [Member]
Stockholders' Deficit (Details) [Line Items]
Temporary equity, shares issued																	1,970,384			27,600,000
Temporary equity, shares outstanding																	1,970,384			27,600,000		1,687,664
Aggregate shares redeemed	282,720																25,629,616	25,629,616
Aggregate redemption Price (in Dollars per share) | $ / shares																	$ 10.11
Redemption amount (in Dollars) | $																	$ 259,100,000
Trust account (in Dollars) | $																	$ 20,100,000
Redemption price per share (in Dollars per share) | $ / shares																	$ 10.23	$ 10.11		$ 10		$ 10.46
Class B Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, shares authorized																	10,000,000			10,000,000		10,000,000
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001			$ 0.0001		$ 0.0001
Common stock vote																	one
Common shares, shares issued																	6,900,000			6,900,000		6,900,000
Common stock, shares outstanding																	6,900,000			6,900,000		6,900,000
Converted basis percentage																	20
Aggregated shares issued upon converted basis																						20.00%
Series A Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized																			130,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued															120,065				130,000		130,000
Convertible preferred stock, shares															9,935
Preferred stock, shares outstanding															120,065				130,000		130,000
Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized																			870,000
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued															820,800				820,800		840,000
Common stock, issued															125,692,224
Preferred stock, shares outstanding															820,800				820,800		840,000
Series B Preferred Stock [Member] | Unique Logistics International, Inc. [Member] | Preferred Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares converted														(19,200)					(19,200)		(30,000)
Series D Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred Stock, Shares Authorized																			200
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued															180				187
Preferred stock, shares outstanding															180				187
Net loss on extinguishment of debt (in Dollars) | $																			$ 4,600,000
Series C Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares issued															195				195
Preferred stock, shares outstanding															195				195
Chief Executive Officer [Member] | Series B Convertible Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Conversion shares															19,200
Debt instrument interest rate															100.00%
Chief Executive Officer [Member] | Series B Preferred Stock [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Number of shares converted								30,000
Consultant [Member] | Unique Logistics International, Inc. [Member]
Stockholders' Deficit (Details) [Line Items]
Common stock, issued																					28,291,180
Number of shares issued, value (in Dollars) | $																					$ 91,666